    As filed with the Securities and Exchange Commission on October [ ], 1996

                                                       Registration No. 33-92982
                                                       Registration No. 811-9054
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                           -----

                         Pre-Effective Amendment No.
                                                    ----                   -----
                        Post-Effective Amendment No. 2                       X
                                                    ----                   -----
                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                                                           -----

                                Amendment No. 2                              X
                                             ----                          -----

                        (Check appropriate box or boxes)

                           WINTHROP OPPORTUNITY FUNDS
               (Exact name of registrant as specified in charter)

                                 277 Park Avenue
                            New York, New York 10172
                    (Address of Principal Executive Offices)

                                 (212) 892-4000
              (Registrant's Telephone Number, Including Area Code)

                                Brian A. Kammerer
                                 277 Park Avenue
                            New York, New York 10172
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Philip H. Harris, Esq.
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                            New York, New York 10022

It is proposed that this filing will become effective (check appropriate box)

[ ] Immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b), or
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date)  pursuant  to  paragraph  (a)(1)
[x] 75 days after  filing  pursuant to paragraph (a)(2), or
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Pursuant to the provisions of Rule 24f-2(a) under the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of securities under the Securities Act of 1933. The Registrant will file a Rule 24f-2 Notice within six months after the close of its current fiscal year.
--------------------------------------------------------------------------------

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                  LOCATION

PART A FOR WINTHROP TAX EXEMPT MONEY FUND AND WINTHROP U.S.
GOVERNMENT MONEY FUND

Item 1.        Cover Page........................................   Cover Page

Item 2.        Synopsis..........................................   Summary of Money Fund Ex-
                                                                    penses

Item 3.        Condensed Financial Information...................   Not Applicable

Item 4.        General Description of Registrant.................   Cover Page; Investment Objec-
                                                                    tives and Policies; General In-
                                                                    formation

Item 5.        Management of the Fund............................   Management; General Information

Item 5A.       Management's Discussion of Fund Performance.......   Not Applicable

Item 6.        Capital Stock and Other Securities................   Introduction; General Information;
                                                                    Purchases, Redemption and Share-
                                                                    holder Services; Daily Dividends,
                                                                    Distributions and Taxes

Item 7.        Purchase of Securities Being Offered..............   Purchases, Redemptions and
                                                                    Shareholder Services; Net Asset
                                                                    Value; Expenses of the Funds

Item 8.        Redemption or Repurchase..........................   Purchases, Redemptions and
                                                                    Shareholder Services

Item 9.        Pending Legal Proceedings.........................   Not Applicable

PART B FOR WINTHROP TAX EXEMPT MONEY FUND AND WINTHROP U.S.
GOVERNMENT MONEY FUND

Item 10.       Cover Page........................................   Cover Page

Item 11.       Table of Contents.................................   Cover Page

Item 12.       General Information and History...................   Cover Page

Item 13.       Investment Objectives and Policies................   Investment Policies and Restric-
                                                                    tions; Portfolio Transactions

Item 14.       Management of the Fund ...........................   Management

Item 15.       Control Persons and Principal Holders of Securities  Not Applicable

Item 16.       Investment Advisory and Other Services............   Management; General Information

Item 17.       Brokerage Allocation and Other Practices..........   Portfolio Transactions

Item 18.       Capital Stock and Other Securities................   General Information; Purchases,
                                                                    Redemption and Shareholder
                                                                    Services

Item 19.       Purchase, Redemption and Pricing of Securities Being Purchases, Redemptions and
               Offered...........................................   Shareholder Services; Net Asset
                                                                    Value

N-1A ITEM NO.                                                                  LOCATION

Item 20.       Tax Status........................................   Investment Policies and Restric-
                                                                    tions; Daily Dividends, Distribu-
                                                                    tions and Taxes

Item 21.       Underwriters......................................   Not Applicable

Item 22.       Calculation of Performance Data...................   Investment Performance Informa-
                                                                    tion

Item 23.       Financial Statements..............................   [Statement of Assets and Liabili-
                                                                    ties and Report of Independent
                                                                    Accountants]

PART C

        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                 Subject  to Completion  -- Dated  October [ ], 1996

WINTHROP OPPORTUNITY FUNDS
277 Park Avenue, New York, NY 10172.
Toll Free (800) 225-8011.

Winthrop Opportunity Funds, a Delaware business trust registered as a management investment company (the 'Opportunity Funds'), is currently comprised of four series: the Winthrop Tax Exempt Money Fund (the 'Tax Exempt Fund') and the Winthrop U.S. Government Money Fund (the 'Government Fund' and together with the Tax Exempt Fund, the 'Money Funds'), and the Winthrop Developing Markets Fund and the Winthrop International Equity Fund (the 'Equity Funds'), which are offered in a separate prospectus. Each of the Money Funds is open-end and diversified. The Money Funds are designed to afford investors the opportunity to choose between the separately managed funds described below which have differing investment objectives and policies.

A DIVERSIFIED SELECTION OF INVESTMENT ALTERNATIVES

WINTHROP TAX EXEMPT MONEY FUND -- Seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxes by investing principally in a diversified portfolio of municipal securities.

WINTHROP U.S. GOVERNMENT MONEY FUND -- Seeks maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.

There can, of course, be no assurance that the Funds will achieve their respective investment objectives.

See 'Investment Objectives, Policies and Risk Considerations' for a more detailed description of the investment objectives and policies of the Tax Exempt Fund and Government Fund.

PURCHASE INFORMATION

Shares of the Money Funds may be purchased directly from the Money Funds by using the Share Purchase Application found in this Prospectus, through the Funds' Distributor, Donaldson, Lufkin & Jenrette Securities Corporation, or by contacting your securities dealer.

The minimum initial investment in Regular shares of each Money Fund is $250 and the minimum for subsequent investments is $25. Shareholder accounts established on behalf of the following types of plans will be exempt from the Regular shares' minimum initial investment and minimum subsequent investment requirements: (1) retirement plans qualified under section 401(k) of the Internal Revenue Code of 1986, as amended (the 'Code'); (ii) plans described in section 403(b)  of the  Code;  (iii) deferred  compensation plans  described  in section 457 of the Code; (iv) simplified employee pension (SEP) plans; [and (v) salary reduction simplified employee pension (SARSEP) plans]. With respect to the Institutional shares, an investor's minimum initial investment in such shares is $100,000 and the minimum for subsequent investments is $1,000, which amounts may be allocated among either of the Money Funds. The Money Funds or their investment adviser may waive the minimum investments for Institutional shares at their discretion. Further information can be obtained from the Money Funds at the address and telephone number shown above. See 'Purchases, Redemptions and Shareholder Services.'

Shares of each Money Fund may be purchased at a price equal to the net asset value of the Money Fund which is expected to be $1.00 per share. See 'Net Asset Value.'

ADDITIONAL INFORMATION

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Money Funds. A 'Statement of Additional
Information'  dated              , 1996, which provides  a further discussion of
certain topics in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission ('SEC') and is incorporated herein by reference. For a free copy, write or call the Money Funds at the address or telephone number shown above. In addition, the SEC maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Money Funds.

An investment in the Winthrop Opportunity Funds is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Money Funds will be able to maintain a stable net asset value of $1.00 per share.
                               ------------------

                         THESE SECURITIES HAVE NOT BEEN
                         APPROVED OR DISAPPROVED BY THE
                            SECURITIES AND EXCHANGE
                            COMMISSION OR ANY STATE
                         SECURITIES COMMISSION NOR HAS
                          THE SECURITIES AND EXCHANGE
                            COMMISSION OR ANY STATE
                          SECURITIES COMMISSION PASSED
                         UPON THE ACCURACY OR ADEQUACY
                            OF THIS PROSPECTUS. ANY
                         REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                       PROSPECTUS DATED           , 1996
   Investors are advised to read this Prospectus and to retain it for future reference.

                         SUMMARY OF MONEY FUND EXPENSES

                                                                               TAX EXEMPT                  GOVERNMENT
                                                                                  FUND                        FUND
                                                                        ------------------------    ------------------------
SHAREHOLDER TRANSACTION EXPENSES                                        REGULAR    INSTITUTIONAL    REGULAR    INSTITUTIONAL
                                                                        -------    -------------    -------    -------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price).............................................................       0%            0%            0%            0%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage
  of offering price).................................................       0%            0%            0%            0%
Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)................................       0%            0%            0%            0%
Redemption Fees (as a percentage of amount redeemed).................       0%            0%            0%            0%
Exchange Fee.........................................................       0%            0%            0%            0%
ANNUAL MONEY FUND OPERATING EXPENSES (estimated as a percentage of average daily net assets)
     Management Fees*................................................     .40%          .40%          .40%          .40%
     12b-1 Fees**....................................................     .25%            0%          .25%            0%
     Other Expenses, after expense reimbursement.....................     .25%`D'       .10%`D'       .25%`D'       .10%`D'
                                                                        -------         ---         -------         ---
     Total Fund Operating Expenses...................................     .90%`D'       .50%`D'       .90%`D'       .50%`D'

------------

* Management Fees with respect to the Money Funds are reduced to .35% on net assets in excess of $1 billion.

** The Money Funds have entered into a Distribution Agreement and a Rule 12b-1 Plan pursuant to which each Money Fund pays, with respect to Regular shares, a distribution fee each month at an annual rate of up to .25 of 1% of the average daily net assets of the Regular shares. Amounts paid under the Distribution Agreement are used in their entirety to reimburse the Funds' distributor for actual expenses incurred. Long-term shareholders may, over time, pay more in 12b-1 Fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. See 'Expenses of the Money Funds -- Distribution Agreement.'

`D' As of the date of this Prospectus, the Money Funds have not commenced operations. Accordingly, these percentages are estimates. 'Other Expenses' includes fees paid to the Money Funds' independent auditor, legal counsel and Trustees as well as expenses associated with registration fees, reports to shareholders and other miscellaneous expenses. Such fees are not based on a percentage of each Money Fund's average net assets, but a fixed dollar cost. The percentages for other fixed cost expenses are the maximum allowed to be charged to the Money Funds as total operating expenses are capped at the percentages stated above. Commencing at the inception of each Money Fund and through [ , 1996], the Adviser (as later defined) may voluntarily reduce its management fees by the amount that Total Fund Operating Expenses exceed .90% and .50% of the average daily net assets of the Regular and Institutional shares, respectively, of each Money Fund. After [ , 1996], the Adviser may, in its sole discretion, determine to discontinue this practice with respect to either Money Fund.

                                               EXAMPLES                                                  1 YEAR    3 YEARS
------------------------------------------------------------------------------------------------------   ------    -------
TAX EXEMPT FUND
REGULAR
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return
(cumulatively through the end of each time period) and (2) redemption at the end of each time
period................................................................................................     $9        $29
INSTITUTIONAL
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return
(cumulatively through the end of each time period) and (2) redemption at the end of each time
period................................................................................................     $5        $16
GOVERNMENT FUND
REGULAR
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return
(cumulatively through the end of each time period) and (2) redemption at the end of each time
period................................................................................................     $9        $29
INSTITUTIONAL
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return
(cumulatively through the end of each time period) and (2) redemption at the end of each time
period................................................................................................     $5        $16

     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of each Money Fund bear directly or indirectly. See also 'Expenses of the Money Funds' and 'Purchases, Redemptions and Shareholder Services.' The example should not be considered a representation of future expenses and actual expenses may be greater or lesser than those shown.

                                  INTRODUCTION

     Winthrop Opportunity Funds is a Delaware business trust whose shares are offered in four separate portfolios: the Winthrop Tax Exempt Money Fund (the 'Tax Exempt Fund') and the Winthrop U.S. Government Money Fund (the 'Government Fund' and together with the Tax Exempt Fund, the 'Money Funds'), and the Winthrop Developing Markets Fund and the Winthrop International Equity Fund (the 'Equity Funds'), which are offered in a separate prospectus. Because Winthrop Opportunity Funds offers multiple funds, it is known as a 'series fund.' Winthrop Opportunity Funds may in the future establish additional series with different investment objectives and policies and offer additional classes of shares.

     Each portfolio of the Winthrop Opportunity Funds is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. (See 'Investment Objectives, Policies and Risk Considerations.') A shareholder may utilize the Money Funds' exchange privilege to transfer such shareholder's assets to the Equity Funds or for shares of the Winthrop Growth Fund, Winthrop Fixed Income Fund, Winthrop Aggressive Growth Fund, Winthrop Growth and Income Fund or the Winthrop Municipal Trust Fund (collectively, the 'Focus Funds') in accordance with the shareholder's changing perceptions of the relative investment potential of each investment alternative. A shareholder will pay a higher 12b-1 Fee when exchanging Regular shares of the Money Funds (.25 of 1% annually) for Class A shares of the Focus Funds (.30 of 1% annually) or Class B shares of the Equity Funds or Focus Funds (1% annually). (See 'Purchases, Redemptions and Shareholder Services.') In addition, a shareholder may be subject to sales charges upon exchanging shares of the Money Funds for shares of the Equity Funds or Focus Funds. (See 'Additional Shareholder Services -- Exchange Privilege'). Shareholders of all classes of the Money Funds are entitled to their pro rata share of any dividends and distributions arising from that Money Fund's assets except that with respect to each Money Fund, Regular and Institutional shareholders bear different distribution expenses (See 'Daily Dividends, Distributions and Taxes'). Upon redeeming shares of a Money Fund, the shareholder will receive the next-determined net asset value of that Fund represented by the redeemed shares which is expected to remain constant at $1.00 per share. (See 'Purchases, Redemptions and Shareholder Services.')

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

     The investment objectives and policies of each Money Fund are set forth below. There can be, of course, no assurance that either Money Fund will achieve its respective investment objective.

     The investment objectives of each Money Fund are fundamental policies of that Money Fund and may not be changed without the approval of that Money Fund's shareholders. Except as set forth in 'Investment Policies and Restrictions' in the Statement of Additional Information, or as otherwise indicated below, the investment policies of each Money Fund are not fundamental policies and may be changed by the Board of Trustees without a shareholder vote. A more detailed explanation of the Money Funds' policies and the securities and instruments they may buy or use is contained in the Money Funds' Statement of Additional Information, which is available upon request.

THE WINTHROP TAX EXEMPT MONEY FUND

     The Tax Exempt Fund's investment objectives are to seek maximum current income, consistent with liquidity and safety of principal, that is exempt from income taxation to the extent described below. As a matter of fundamental policy, the Tax Exempt Fund pursues its objectives by investing in high quality municipal securities having remaining maturities of one year or less, which maturities may extend to 397 days, and at least 80% of the Tax Exempt Fund's total assets will be invested in such securities (as opposed to the taxable investments described below). However, the Tax Exempt Fund reserves the right to lower the percentage to 65% if economic or political conditions warrant. To increase the Tax Exempt Fund's ability to reach its investment objectives, the dollar weighted average maturity of its portfolio securities is always 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the Tax Exempt Fund's investments could cause their share prices to change. There can be no assurance, as is true with all investment companies, that the Tax Exempt Fund's investment objectives will be achieved.

     Normally, substantially all the Tax Exempt Fund's income will be tax-exempt as described below. Such income may be subject to state or local income taxes.

     The municipal securities in which the Tax Exempt Fund invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

     The Tax Exempt Fund may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Tax Exempt Fund to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds which may be backed by letters of credit from banking or other financial institutions. The letters of credit of any single of such institutions in respect of all variable rate obligations will not cover more than 5% of the Tax Exempt Fund's total assets in accordance with Rule 2a-7 of the Investment Company Act of 1940.

     The Tax Exempt Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the 'AMT'). Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are 'specified private activity bonds,' and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in 'adjusted current earnings' of corporations for AMT purposes. Such bonds have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. While the Tax Exempt Fund may invest without limitation in securities subject to AMT, the AMT affects only a small percentage of all tax paying investors. (See 'Daily Dividends, Other Distributions and Taxes.')

     All of the Tax Exempt Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2 or VMIG1 and VMIG2) or Standard & Poor's Corporation (AAA and AA or SP-1 and SP-2), or judged by the Adviser (as defined under 'Management') to be of comparable quality.

     To maintain portfolio diversification and reduce investment risk, the Tax Exempt Fund may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

     The Tax Exempt Fund may also invest in stand-by commitments, delayed-delivery and when-issued securities, which may involve certain expenses and risks. The Tax Exempt Fund's custodian will maintain a segregated account containing liquid securities having value equal to, or greater than, such securities. The price of such securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Tax Exempt Fund. Such securities are examples of what the Securities and Exchange Commission (the 'SEC') considers 'illiquid securities' because their settlement date occurs more than seven days after their purchase. The SEC limits money market funds to hold only up to 10% of their total assets for securities which settle more than seven days after purchase.

     The Tax Exempt Fund may also invest in municipal leases, which are leases or installment purchases used by state and local governments as a means to acquire property, equipment or facilities without involving debt issuance limitations. It is possible that more than 5% of the Tax Exempt Fund's net assets will be invested in municipal leases which have been determined to be liquid securities by the Tax Exempt Fund's adviser.

     The taxable investments in which the Tax Exempt Fund may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

     To seek to reduce investment risk, the Tax Exempt Fund may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government in accordance with Rule 2a-7 of the Investment Company Act of 1940.

     The Tax Exempt Fund earns income at current money market rates and its yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the Tax Exempt Fund nor its yields are insured or guaranteed by the U.S. Government.

THE WINTHROP U.S. GOVERNMENT MONEY FUND

     The Winthrop U.S. Government Money Fund (the 'Government Fund') investment objectives are to seek maximum current income, consistent with liquidity and safety of principal. As a matter of fundamental policy, the Government Fund pursues its objectives by maintaining a portfolio of high quality money market securities, including the types described in the succeeding paragraph, which at the time of investment generally have remaining maturities of one year or less, although maturities may extend to 397 days. The dollar weighted average maturity of the Government Fund's portfolio securities will vary, but will always be 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the Government Fund's investments could cause their share prices to change. There can be no assurance, as is true with all investment companies, that the Government Fund's objectives will be achieved.

     The securities in which the Government Fund invests are: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the 'U.S. Government'), including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress, including variable rate obligations such as floating rate notes; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with 'primary dealers' (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or Citibank, N.A., the Money Fund's custodian, and would create a loss to the Government Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. In addition, if the seller of repurchase agreements becomes insolvent, the Government Fund's right to dispose of the securities might be restricted. The Government Fund may commit up to 10% of its net assets to the purchase of illiquid securities, which includes when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Government Fund.

     The Government Fund earns income at current money market rates and its yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the Government Fund nor its yield is insured or guaranteed by the U.S. Government.

     To maintain portfolio diversification and reduce investment risk, the Government Fund may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

      In addition to the above referenced securities, the Money Funds reserve the right as a defensive measure to hold temporarily other types of securities which are permitted by Rule 2a-7 of the Investment Company Act of 1940. See 'Investment Objectives' in the Statement of Additional Information for a more complete description of the Money Funds' objectives, strategies, instruments to be used in connection therewith and risks associated therewith.

                                   MANAGEMENT

     The Money Funds' Board of Trustees (who, with its officers, are described in the Statement of Additional Information) has overall responsibility for the management of the Funds.

     DLJ Investment Management Corp. (the 'Adviser'), a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an investment advisory agreement to provide investment advice and to supervise the management and investment programs of the Money Funds, subject to the general supervision and control of the Trustees of the Funds.

     The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a member of the New York Stock Exchange and a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc. ('DLJ'), a major international supplier of financial services. DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of five French mutual insurance companies.

     The Adviser does not act as an investment adviser to any other investment companies.

     [                ] an employee of the Adviser, is the portfolio manager  of
each  Money Fund. [                 ]  has been an asset manager responsible for
[               ] for a [               ] since [               ].

     Under its Advisory Agreement with the Money Funds, the Adviser or its affiliates (i) provide investment advisory services and order placement facilities for each of the Money Funds and pays all compensation of Trustees of the Money Funds who are affiliated persons of the Adviser and (ii) furnish the Money Funds' management supervision and assistance and office facilities in addition to administrative and other nonadvisory services for which it may be reimbursed. The Money Funds pay a fee of .40% of the average daily net assets of each Money Fund to the Adviser which is reduced to .35% of each Money Fund's average daily net assets in excess of $1 billion. The advisory fees to be paid by the Money Funds are similar to those paid by other money market mutual funds. As of the date of this Prospectus, the Money Funds have not commenced operations and, accordingly, have not paid the Adviser a fee.

                          EXPENSES OF THE MONEY FUNDS

GENERAL

     In addition to the payments to the Adviser under the investment advisory agreement described above, the Money Funds pay the other expenses incurred in the Money Funds' organization and operations, including the costs of printing prospectuses and other reports to existing shareholders; all expenses and fees related to registration and filing with the SEC and with state regulatory authorities; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of existence; and interest charges, taxes, brokerage fees, and commissions.

     The investment advisory agreement provides that the Adviser will reimburse the Money Funds up to the amount of its advisory fee for the expenses of any Money Fund (exclusive of interest, taxes, brokerage, expenditures pursuant to the distribution services agreement described below, and extraordinary expenses, all to the extent permitted by applicable state law and regulations) which in any year exceed the limits prescribed by any state in which shares of such Money Fund are qualified for sale.

DISTRIBUTION AGREEMENT

     Rule 12b-1 adopted by the SEC under the Investment Company Act of 1940 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares. Under SEC regulations, some of the payments described below to be made by the Money Funds could be deemed to be distribution expenses within the meaning of such rule. Thus, pursuant to Rule 12b-1, the Money Funds' Trustees, including a majority of its disinterested Trustees, have adopted separate 12b-1 Plans for the expenses to be incurred in distributing each Money Funds' Regular shares (the 'Rule 12b-1 Plans') and the Money Funds have entered into a Distribution Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Funds' distributor (the 'Distributor'). The Distributor may enter into service agreements with other entities. The Distributor is located at 277 Park Avenue, New York, New York 10172.

     With respect to each Money Fund, the maximum amount payable by the Money Funds under the Rule 12b-1 Plan for distributing Regular shares is .40 of 1% of the average daily net assets of the Regular shares during the year. The current amount payable by the Money Funds under the Rule 12b-1 Plans to the Distributor is .25% of 1% of the average daily net assets of Regular shares during the year. Pursuant to the Agreements, the Trustees can raise the distribution fees up to the maximum amount by a majority vote if the Trustees, in their opinion feel that the raise is in the best interest of the Money Funds and their Shareholders. The Agreement but not the Rule 12b-1 Plan terminate in the event of assignment of the Agreement.

     An ongoing maintenance fee may be paid to broker-dealers on sales of both Money Funds' shares. Pursuant to the Rule 12b-1 Plans, the Distributor is then reimbursed for such payments with amounts paid from the assets of such Money Fund. The payments to the broker-dealer, although a Money Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than directly from the Money Funds. Broker-dealers who sell shares of the Money Funds may provide services to their customers that are not available to investors who purchase their shares directly from the Money Funds. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Money Funds.

     Amounts paid under the Rule 12b-1 Plans and the Agreement are used in their entirety to reimburse the Distributor for actual expenses incurred to (i) promote the sale of shares of each Money Fund by, for example, paying for the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders, by directly or indirectly purchasing radio, television, newspaper and other advertising or by compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance, (ii) make payments to
                                       8
the Distributor to compensate broker-dealers or other persons for providing distribution assistance and (iii) make payments to compensate financial intermediaries for providing administrative and accounting services with respect to the Money Funds' shareholders. In addition to the maintenance fee which may be paid to dealers or agents, the Distributor will from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of a Money Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Money Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments. The Rule 12b-1 Plans permit payments to be made in subsequent years for expenses incurred in prior years if the Money Funds' Trustees specifically authorize such payment.

     As of the date of this Prospectus, the Money Funds have not commenced operations and, accordingly, have not made payments under the Rule 12b-1 Plans or the Agreement.


                PURCHASES, REDEMPTIONS AND SHAREHOLDER SERVICES

PURCHASES

     Shares of each of the Money Funds will be offered on a continuous basis directly by the Money Funds and by the Distributor, acting as agent for the Money Funds, at the respective net asset value per share determined [as of the close of the regular trading session of the New York Stock Exchange (the
'NYSE'), currently 4:00 p.m., New York City time, following receipt of a purchase order in proper form.] (See 'Net Asset Value.') The investor should send a completed Share Purchase Application (found in this Prospectus) and enclose a check in the amount of the initial investment to the Transfer Agent, FPS Services, Inc., 3200 Horizon Dr., P.O. Box 61503, King of Prussia, PA 19406-0903, Attn: Winthrop Opportunity Funds. The account will be established once the application and check are received in good order. To open a new account by wire, first call Winthrop Opportunity Funds at 1-800-225-8011 to obtain an account number. A representative will instruct you to send a completed, signed application to the Transfer Agent. Accounts cannot be opened without a completed, signed application and a fund account number. Contact your bank to arrange a wire transfer to:

     [Winthrop Opportunity Funds
     c/o Citibank, N.A.
     111 Wall Street
     New York, New York 10043
     ABA Number [       ]
     DDA Account [       ]]

     Your wire instructions must also include:

      --   the name of the fund in which the money is to be invested,
      --   the account number of the fund, and
      --   the name(s) of the account holder(s).

Investors may also open accounts via  their securities dealer.
     The initial minimum investment in the Regular Shares of each Money Fund is $250 and $25 for subsequent investments in a Money Fund. (For example, an investor wishing to make an initial investment in shares of both Money Funds would be required to invest at least $250 in each Money Fund.) Full and fractional shares will be credited to an investor's account in the amount of the investment. Each Money Fund reserves the right to reject any Share Purchase Application in its sole discretion. Shareholder accounts established on behalf of the following types of plans will be exempt from the Money Fund's minimum initial investment and minimum subsequent investment requirements: (i) retirement plans qualified under section 401(k) of the Code; (ii) plans described in section 403(b) of the Code; (iii) deferred compensation plans described in section 457 of the Code;
(iv) simplified employee pension (SEP) plans; [and (v) salary reduction simplified employee pension (SARSEP) plans]. With respect to the Institutional shares, an investor's minimum investment in such shares is $100,000 and the minimum for subsequent investments is $1,000, which amounts may be allocated among each of the Money Funds. The Money Funds or the Adviser may waive the minimum investments for Institutional shares at their discretion.

     Existing shareholders wishing to purchase additional shares of a Money Fund may use an investment stub found at the bottom of the Money Fund's Shareholder Statement form or, if one is not available, they may send a check payable to such Money Fund (with Fund Account information referenced) directly to the Transfer Agent, FPS Services, Inc., 3200 Horizon Dr., P.O. Box 61503, King of Prussia, PA 19406-0903, Attn: Winthrop Opportunity Funds. Existing shareholders may also purchase additional shares via wire by sending the Fund Account information to the Transfer Agent and following the wire instructions above.

     Securities dealers may offer an automatic sweep for the Money Funds in the operation of cash accounts for its customers. Contact your securities dealer to determine if a sweep is available and what the sweep parameters are.

     Further information and assistance is available by contacting the Money Funds at the address or telephone number listed on the cover page of this Prospectus.

REDEMPTIONS

     Shares of the Money Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed [as of the close of the regular trading session of the NYSE, currently 4:00 p.m., New York City time, following the receipt in proper form by the Money Fund of shares tendered for redemption.] (See 'Net Asset Value.')

     The value of a shareholder's shares on redemption though expected to remain at $1.00 per share may be more or less than the cost of such shares to the shareholder, depending upon the value of a Money Fund's portfolio securities at the time of such redemption or repurchase. (See 'Daily Dividends, Distributions and Taxes' for a discussion of the tax consequences of a redemption.)

     Shares do not earn dividends on the day a redemption is effected. If you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Money Funds prior to 12:00 Noon.

     To redeem shares, the registered owner or owners should forward a letter to the Money Funds containing a request for redemption of such shares at the next determined net asset value per share. Alternatively, the shareholder may elect the right to redeem shares by telephone. (See 'Additional Shareholder Services -- Telephone Redemption and Exchange Privilege.') If a shareholder's securities dealer offers an automatic sweep service, the sweep will automatically transfer from the Money Fund account sufficient cash to cover any debt balance that may occur in your cash account.

     If the total value of the shares being redeemed exceeds $50,000 or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an 'eligible guarantor institution' as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

     The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.

     A Money Fund may request in writing that a shareholder whose account in a Money Fund has an aggregate balance less than $250 in a Regular account or $5,000 in an Institutional account increase his account to at least that amount within 60 days. If the shareholder fails to do so, such Money Fund reserves the right to close such account and send the proceeds to the shareholder. A Money Fund will not redeem involuntarily any shareholder account based solely on the market movement of such Money Fund's shares.

     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered in proper form for redemption, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the exchange is deemed to be restricted under rules of the SEC, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Money Fund of its portfolio securities is not reasonably practicable, or as a result of which it is not reasonably practicable for a Money Fund to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of shareholders.
Generally, redemption will be made by payment in cash or by check. For information concerning circumstances in which redemptions may be effected through the delivery of in kind portfolio securities, see the Statement of Additional Information.

ADDITIONAL SHAREHOLDER SERVICES

     Exchange Privilege. Regular shares of each Money Fund can be exchanged for Regular Shares of the other Money Fund or for shares of either class of the Equity Funds or the Focus Funds. In addition, Institutional shares of one Money Fund can be exchanged for Institutional shares of the other Money Fund.
Exchanges may be made by mail or telephone (see 'Additional Shareholder Services -- Telephone Redemption and Exchange Privilege'). Unless otherwise indicated in the initial Share Purchase Application or the [Winthrop Exchange Form], Regular shareholders whose initial investment was directly into a Money Fund will, upon an exchange request, automatically be exchanged into Class A shares of the requested Equity Funds or Focus Funds. The exchange privilege for the Equity Funds and the Focus Funds is available only in states in which shares of the relevant Equity Fund or Focus Fund may be legally sold. Prospectuses for each of the Equity Funds and the Focus Funds may be obtained from the address or telephone number listed on the cover page of this Prospectus. An exchange is effected on the basis of each Money Fund's relative net asset value per share next computed following receipt of an order for such exchange from the shareholder.

     The Money Funds impose no separate charge for exchanges. A shareholder will not be assessed any contingent deferred sales charge at the time of an exchange between any of the Money Funds, Equity Funds or Focus Funds. However, shares of the Money Funds established through an exchange will be charged at the time of redemption. The period of time during which a shareholder owns shares in any of the Equity Funds or Focus Funds will be used to determine the applicable contingent deferred sales charge. [However,] the period of time during which a shareholder's funds are held in the Money Fund will [not] be included in the holding period used to determine the applicable contingent deferred sales charge. A shareholder will pay a higher 12b-1 Fee when exchanging Regular shares of the Money Funds (.25 of 1% annually) for Class A shares of the Focus Funds (.30 of 1% annually) or Class B shares of the Equity Funds or Focus Funds (1% annually).

     There is no sales load or deferred sales charge associated with the purchase and sale of shares of the Money Funds. However, a shareholder may be subject to sales charges upon exchanging shares of the Money Funds for shares of the Equity Funds and Focus Funds. Currently, Class A shares of the Equity Funds and
                                       11

Focus Funds have an initial sales loads of 5.75% and 4.75%, respectively, while Class B shares of the Equity Funds and Focus Funds are subject to a contingent deferred sales charge which declines from 4% during the first year of investment to zero after four years. A Prospectus describing the sales charges associated with either the Equity Funds or Focus Funds can be obtained from the address or phone number at the beginning of this Prospectus.

     The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The Money Funds reserve the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days prior written notice.

     Shareholders should be aware that an exchange is treated for federal income tax purposes as a sale and purchase of shares which may result in realization of gain or loss.

     Exchanges of shares are subject to the other requirements of the applicable fund into which exchanges are made. Annual fund operating expenses for such other fund may be higher than the funds exchanged from.

     Automatic Monthly Investment Plan. A Regular shareholder may elect on the Share Purchase Application to make additional investments in a Money Fund automatically, by authorizing the Money Funds to draw on the shareholder's account regularly by check.

     A shareholder may change the date (either the 10th, 15th or 20th of each month) or amount (subject to a minimum of $25) of the shareholder's monthly investment at any time by letter or telephone call to the Money Funds at least three business days before the change becomes effective. The plan may be terminated at any time without penalty by the shareholder or the Money Funds.

     Dividend Direction Option. A shareholder may elect on the Share Purchase Application to have his or her dividends paid to another individual or directed for reinvestment into the other Money Fund or into the Equity Funds or Focus Funds provided that an existing account in such other fund is maintained by the shareholder.

     Systematic Withdrawal Plan. Any Regular shareholder who owns or purchases shares of a Money Fund having a current net asset value of at least $10,000 may establish a systematic withdrawal plan under which the shareholder or a third party will receive payment by check in a stated amount of not less than $50 on a monthly, quarterly, semi-annual or annual basis. A contingent deferred sales charge which may otherwise be imposed on a withdrawal redemption (via an exchange from the Equity Funds or Focus Funds) will be waived in connection with redemptions made pursuant to Winthrop's systematic withdrawal plan up to 1% monthly or 3% quarterly of an account's total purchase payments (excluding dividend reinvestment) not to exceed 10% of total purchase payments over any 12-month rolling period.

     [Checkwriting Privileges. Regular shareholders may redeem shares by writing checks against their account balance for at least [$100]. Investments in the Money Funds will continue to earn dividends until a shareholder's check is presented to the Money Funds for payment. Checks will be returned by the Money Funds' transfer agent if there are insufficient shares to meet the withdrawal amount. Shareholders should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.]

     Telephone Redemption and Exchange Privilege. A shareholder may elect on the Share Purchase Application to withdraw up to $50,000 per day from such shareholder's account, via telephone orders (toll free) (800) 225-8011 given to the Money Funds by the shareholder or the shareholder's investment dealer of record. A shareholder may also exchange assets via telephone from such Regular shareholder's account to the Class A or Class B shares of the Equity Funds and Focus Funds or from such Institutional shareholder's account to the Institutional shares of the other Money Fund. Each Money Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures include the requirement that redemption or exchange orders must include the account name and the account number as registered with the Opportunity Funds. The minimum amount for a wire transfer is $1,000. Proceeds of telephone redemptions may also be sent by automated clearing house funds to a shareholder's designated bank account. Neither the Money Funds, the Adviser, the Equity Funds, the Focus Funds, nor any transfer agent for any of the foregoing will be responsible for following instructions communicated by telephone that are reasonably believed to be genuine and, accordingly, investors bear the risk of loss. The Telephone Exchange Privilege will be offered automatically unless a shareholder declines such option on the Share Purchase Application or by writing to the Money Funds' Transfer Agent at the address listed in the back of this Prospectus.

     Timing of Redemptions and Exchanges. If a redemption or exchange order for a Money Fund is received on a Money Fund Business Day prior [to the close of the regular session of the NYSE, which is generally 4:00 p.m. New York City time,] the proceeds will be transferred as soon as possible, normally on the next Money Fund Business Day, and shares of each Money Fund will be priced that Money Fund Business Day. If the redemption or exchange order is received after the close of the regular session of the New York Stock Exchange, shares of each Money Fund will be priced the next Money Fund Business Day and the proceeds will be transferred the next Money Fund Business Day after pricing. A shareholder also may request that proceeds be sent by check to a designated bank. Exchanges are made without any charge by the Money Funds.

     Purchases by check may not be redeemed by a Money Fund until after a reasonable time necessary to verify that the purchase check has been paid (approximately ten Money Fund Business Days from receipt of the purchase check). When a purchase is made by wire and subsequently redeemed, the proceeds from such redemption normally will not be transmitted until two Money Fund Business Days after the purchase by wire. Bank acknowledgment of payment initialed by the shareholder may shorten delays.

     Additional information concerning these Additional Shareholder Services may be obtained by contacting the Money Funds at the address or telephone number listed on the cover page of this Prospectus.

                                NET ASSET VALUE

     The net asset value per share for purchases and redemptions of shares of each Money Fund is determined [as of the close of the regular session of the NYSE, which is generally 4:00 p.m., New York City time,] on each day that trading is conducted during such session on the NYSE. In accordance with the Money Funds' Agreement and Declaration of Trust and By-Laws, net asset value for each Money Fund is determined separately for each class by dividing the value of each class's net assets allocable to such class, less its liabilities, by the total number of each class's shares then outstanding. The Net Asset Value is expected to be maintained at a constant at $1.00 per share although this price is not guaranteed. For purposes of this computation, the securities in each Money Fund's portfolio are valued at amortized cost, which minimizes the effect of changes in a security's market value and helps maintain a stable $1.00 per share price. All expenses, including the fees payable to the Adviser, are accrued daily.

     Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the net asset value of a Money Fund's shares unless the Adviser, under the supervision of such Fund's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, the net asset value of a Money Fund's shares may be significantly affected by such trading on days when a shareholder has no access to such Money Fund.

                    DAILY DIVIDENDS, DISTRIBUTIONS AND TAXES

     All net income of the Money Funds is determined each business day [at 4:00 p.m. (New York time)] and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

     Net income consists of all accrued interest income on Money Fund assets less the Money Fund's expenses applicable to that dividend period. There is no fixed net income rate and there can be no assurance that a Money Fund will distribute any net income. The amount of any distribution paid by each Money Fund depends upon the realization by the Money Fund of income from that Money Fund's investments. All distributions will be made to shareholders of a Money Fund solely from assets of that Money Fund.

     Distributions by the Money Funds may also be subject to certain state and local taxes. Each year, shortly after December 31, the Money Funds will send you tax information stating amount and type of all its distributions for the year just ended.

     Each Money Fund intends to qualify as a regulated investment company under Subchapter M of the Code, so that it will not be liable for federal income taxes to the extent that its net taxable income and net capital gains are distributed.

                                RETIREMENT PLANS

     Each of the Money Funds may be a suitable investment vehicle for part or all of the assets held in various tax-sheltered retirement plans, such as those listed below. Semper Trust Company serves as custodian under the Individual Retirement Account ('IRA') prototype and under the prototype retirement plan and charges an annual account maintenance fee of $15 per participant, regardless of the number of Money Funds selected. Persons desiring information concerning these plans should write or telephone the Money Funds or the Money Funds' Transfer Agent. While the Money Funds reserve the right to suspend sales of its shares in response to conditions in the securities markets or for other reasons, it is anticipated that any such suspension of sales would not apply to sales to the types of plans listed below.

INDIVIDUAL RETIREMENT ACCOUNTS

     The Adviser has available a prototype form of IRA for investment in shares of any one or more Money Funds. An individual with a non-working spouse may deduct a contribution to an IRA of up to [$2,250], provided that no more than [$2,000] may be contributed for either spouse. The deduction for a contribution to an IRA is phased out if an unmarried individual has adjusted gross income in excess of [$25,000], a married couple filing jointly in excess of [$40,000]or for any adjusted gross income of a married taxpayer filing separately.

     As with tax-deductible contributions, taxes on the income earned from nondeductible IRA contributions will be deferred until distributed from the IRA.

SIMPLIFIED EMPLOYEE PENSION PLAN ('SEP/IRA')

     A SEP/IRA is available for investment and may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making IRA contributions on behalf of all eligible employees.

[SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ('SAR/SEP')

     Offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this Plan. This form of retirement plan is also available for investment in the Money Funds.]

EMPLOYER-SPONSORED RETIREMENT PLANS

     The Adviser has a prototype retirement plan available which provides for investment of plan assets in shares of any one of the Money Funds. The prototype retirement plan may be used by sole proprietors and partnerships as well as corporations to establish a tax qualified profit sharing plan or money purchase pension plan (or both) of their own.

     Under the prototype retirement plan, an employer may make annual tax-deductible contributions for allocation to the accounts of the plan participants to the maximum extent permitted by the federal tax law for the type of plan implemented. The Adviser has received favorable opinion letters from the IRS that the prototype retirement plan is acceptable by qualified employers.

SELF-DIRECTED RETIREMENT PLANS

     Shares of the Money Funds may be suitable for self-directed IRA accounts and prototype retirement plans such as those developed by Donaldson, Lufkin & Jenrette Securities Corporation, the parent of the Adviser and the Money Funds' Distributor.

                              GENERAL INFORMATION

CAPITALIZATION

     The Opportunity Funds were organized as a Delaware business trust under the laws of Delaware on May 31, 1995. The Opportunity Funds have an unlimited number of authorized shares of beneficial interest, no par value, which may, without shareholder approval, be divided into an unlimited number of series, and an unlimited number of classes. Such shares are currently divided into four series, one for each of the Money Funds and Equity Funds. Shares of each Money Fund are divided into Regular and Institutional shares and are normally entitled to one vote (with proportional voting for fractional shares) for all purposes. Generally, shares of both Money Funds vote as a single series on matters that affect all Money Funds in substantially the same manner. As to matters affecting each Money Fund separately, such as approval of the investment advisory agreement, shares of each Money Fund would vote as separate series. With respect to each Money Fund, each class is identical in all respects except that (i) each class bears different distribution services fees, (ii) each class maintains a different minimum initial and subsequent investment, and (iii) each class has a different exchange privilege. The Money Funds will not have annual meetings of shareholders so long as at least two-thirds of the Trustees then in office have been elected by the shareholders. Section 16(c) of the 1940 Act provides certain rights to shareholders which the Money Funds will honor regarding the calling of meetings of shareholders and other communications with shareholders. Trustees may also call meetings of shareholders from time to time as the Trustees deem necessary or desirable.

     Shares of a Money Fund are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of a Money Fund are entitled to receive the net assets of that Money Fund. Shareholders have no preemptive rights.

DISTRIBUTOR

     Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser, serves as the Money Funds' Distributor.

CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT

     Citibank, N.A. acts as Custodian for the securities and cash of the Money Funds, but plays no part in deciding on the purchase or sale of portfolio securities. FPS Services, Inc., 3200 Horizon Dr., P.O. Box 61503, King of Prussia, PA 19406-0903 acts as dividend disbursing agent, registrar and transfer agent.

INFORMATION FOR SHAREHOLDERS

     Any shareholder inquiry regarding the Money Funds or the status of the shareholder's account can be made to the Money Funds or to FPS Services, Inc., by mail or by telephone at the address or telephone number listed on the cover of this Prospectus.

     Following any purchase or redemption, a shareholder will receive a statement confirming the transaction and setting forth the total number of shares owned, their net asset value and any applicable sales charge or contingent deferred sales charge, if any. Annual audited and semi-annual unaudited financial statements, which include a list of investments held by the Money Funds, will be sent to shareholders.

                           WINTHROP OPPORTUNITY FUNDS
                           SHARE PURCHASE APPLICATION

WINTHROP OPPORTUNITY FUNDS                                 FOR ASSISTANCE IN FILLING OUT THIS APPLICATION CALL:
C/O FPS SERVICES, INC.,                                      (800) 225-8011
3200 HORIZON DR.,
P.O. BOX 61503,
KING OF PRUSSIA, PA 19406-0903

(1) TYPE OF ACCOUNT                            DATE __________________, 199_____
    [ ] New Account         [ ] Existing Account #______________________________

(2) INVESTMENT SELECTION -- Please indicate the dollar amount you wish to invest in each Money Fund and make checks payable to Winthrop Mutual Funds. Please select the class of shares you wish to purchase. If no class of shares is selected, Regular shares will be purchased.

       WINTHROP FUND NAME                      AMOUNT               CLASS OF SHARES (FUND NUMBER)
       ------------------                      ------               -----------------------------
       Tax Exempt Money Fund              $______________           [ ] Regular ([ ])
                                                                    [ ] Institutional ([ ])

       U.S. Government Money Fund         $______________           [ ] Regular ([ ])
                                                                    [ ] Institutional ([ ])
       Total                              $______________

       Regular shares Initial Investment Minimum per                Institutional  Shares  are
       Money Fund; $250; Subsequent Investment Minimum              not  available for purchases
       $25. Minimums are waived for SEP, [SARSEP],                  of less than $100,000.
       401K, 403B and 457 plans.


(3)  SHARE REGISTRATION

     [ ] Individual______________________________________  _____________________________________________
                                    Name                             *Joint Owner, if any

     [ ] Gift to Minor___________________________________  as custodian for_____________________________
                               Name of Custodian                                    Name of minor
         under the __________ Uniform Gift to Minors Act. (Reference social security # of minor in space
                     State                                provided below)

     [ ] Other___________________________________________________________________________________________
                           (Name of corporation, organization, trusts, etc.)

     Address ____________________________________________________________________________________________
                                                      Street

            ____________________________________________________________________________________________
                     City                              State                               Zip Code

     Phone Number (______) __________________Social Security or Taxpayer ID #**__________________________

      * In the event of co-owners, a joint tenancy with right of  survivorship  will  be  assumed  unless otherwise indicated.

     ** Required to open an account.


(4)    TELEPHONE TRANSACTIONS
       TELEPHONE EXCHANGE PRIVILEGE  -- I  understand that  unless I  have checked the box below, this privilege will automatically apply.
       [ ] I do not elect the telephone exchange privilege.
       (NOTE:  Telephone exchanges may only  be processed between accounts that have identical registrations)
       TELEPHONE REDEMPTION  PRIVILEGE --  I  hereby authorize  the  Money
       Funds or its transfer agent to effect the redemption of Fund shares for  my account according to my telephone instructions or telephone instructions from my Broker/Agent as follows:
       [ ] Mail Redemption  proceeds to the name  and address in which  my
       Fund Account is registered.
       [  ] Deposit  via automated clearing  house to  the commercial bank referenced in Section 10.
       [ ] Wire Redemption proceeds to  the Bank referenced in Section  10 and charge my Fund account the applicable wire fee.
       (NOTE:   The  maximum  telephone   redemption  amount  is  $50,000.
       Telephone redemption checks  will only  be mailed to  the name  and address  of record; and the address  must have no change within the last 30 days.)

       ______________________________________________   __________________
       Signature                                        Date

       SIGNATURE --  Required  by federal  tax  law to  avoid  31%  backup
  (5) withholding: By signing, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box to the right.
       [ ] I am subject to backup withholding.
       By selecting any of the above telephone privileges, I agree that neither the Money Funds, the Equity Funds, the Adviser, the Focus
       Funds, nor any transfer agent for any of the foregoing will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Money Funds reasonably believe to be genuine, and that neither the Money Funds nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Money Funds at any time. I understand and agree that the Money
       Funds reserve the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request. I am of legal age and capacity and have received and read the Prospectus and agree to its terms. The person(s), if any, signing on behalf of the investor
       (i.e. corporation, organization, trust, etc.) represent and warrant that they are authorized to sign this application and purchase, redeem, or exchange shares on behalf of such investor.

       ______________________________________________   __________________
       Signature                                        Date


       (If an institution, please include documentation establishing authorized signatories).

  (6)  FOR  DEALER USE ONLY -- We  guarantee the signature(s) set forth in
       Section 5, as well as the legal capacity of the shareholder.

       Dealer Name______________________________ Dealer No._____________________
       Branch Office Name_______________________ Branch Office No.______________
       Branch Office Address____________________________________________________
       Representative's Name____________________ Representative No._____________
       Representative's Phone No. (____) _______ Authorized Signature___________
       ------------
       FOR DIVIDEND INSTRUCTIONS AND OTHER ACCOUNT OPTIONS, PLEASE COMPLETE THE REVERSE
       SIDE OF THIS PURCHASE APPLICATION.


                           WINTHROP OPPORTUNITY FUNDS
                           SHARE PURCHASE APPLICATION

(7) DIVIDEND OPTIONS

                                   [TO COME]

(8)    [ ] AUTOMATIC MONTHLY INVESTMENT PLAN* -- I/we hereby authorize  you
           to draw on my/our bank account an amount of $      ($25 minimum)
           for an investment in the  Money Funds  beginning  on  the  10th,
           15th or  20th (circle  one) day   and  continuing  on  that same
           day each month.

           _________________________________  _____________________________
                     Fund Name(s)                 Bank Account Number

           ________________________________________________________________
                         Branch Name and Address of Bank



       The Fund requires signatures of bank account owners exactly as they appear on bank records:

       ___________________________________________  ______________  ______________________________   ______________
       Individual Account Owner                     Date            Joint Account Owner              Date

       *(ATTACH VOIDED CHECK --  Include a blank check  from  the  bank  account  from which  your investment will be  made.  Write 'VOID' across the face of the check, and attach it to this form.)



(9)    [  ] SYSTEMATIC  CASH  WITHDRAWAL  PLAN  --  (Minimum  initial  purchase
            $10,000). The undersigned  requests that  the Money  Funds, or  any
            transfer   agent  of   the   Money   Funds,  as  their  agent  make
            withdrawals beginning the 25th day (approximately of ________, 19__).



             MONEY FUND NAME         AMOUNT
             ---------------         ------

             ________________      ___________________ [ ] monthly   [ ] quarterly   [ ] semi-annually   [ ] annually

             ________________      ___________________ [ ] monthly   [ ] quarterly   [ ] semi-annually   [ ] annually



       Payments under this plan should be sent:
       [ ] by check to the name  and address in which my/our fund  account is registered.
       [  ]  by automated  clearing house  'ACH' deposits  to my  Bank and account referenced in Section 10.
       [ ] by wire to  the Bank and account  referenced in Section 10  and
       charge   my   Money   Fund  account   the   applicable   wire  fee.
       [ ] by  check   to  the   Special   Payee   referenced   below:

       Name of Payee____________________ Account or Policy #________________
                                                             (if applicable)

       Address______________________________________________________________



(10)   BANK ACCOUNT INFORMATION* (To be completed if applicable under Sections 4 or 9).

       __________________________________________   __________________________________
                     Name of Bank                          Branch (if applicable)

       __________________________________________   __________________________________
       Name in which Bank Account is Established             Bank Account Number

       *(ATTACH VOIDED CHECK -- Include a blank check from your bank account. Write 'VOID' across the face of the check, and attach it to this form.)

(11)   CONSOLIDATED  ACCOUNT STATEMENTS  -- If  you prefer  to receive one
       quarterly  combined   statement  instead   of  individual   account
       statements  please  reference the  Winthrop  Fund name  and account numbers that you would like consolidated.

       __________________________________________   __________________________________
                 Fund Name/Account Number               Fund Name/Account Number

       __________________________________________   __________________________________
                 Fund Name/Account Number               Fund Name/Account Number



(12)  CHECKWRITING PRIVILEGES --
                                    [TO COME]




                                    ADVISER
                                 DLJ Investment
                                Management Corp.
                   277 Park Avenue, New York, New York 10172

                                  DISTRIBUTOR
              Donaldson, Lufkin & Jenrette Securities Corporation
                   277 Park Avenue, New York, New York 10172

                                    AUDITORS
                               Ernst & Young LLP
                  787 Seventh Avenue, New York, New York 10019

                                   CUSTODIAN
                                 Citibank, N.A.
                   111 Wall Street, New York, New York 10043

                                 TRANSFER AGENT
                               FPS Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903

                                    COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                   919 Third Avenue, New York, New York 10022

                               TABLE OF CONTENTS

             Summary of Money Fund Expenses                        2
             Introduction                                          4
             Investment Objectives, Policies and Risk
                Considerations                                     4
             Management                                            7
             Expenses of the Money Funds                           8
             Purchases, Redemptions and Shareholder Services       9
             Net Asset Value                                      13
             Daily Dividends, Distributions and Taxes             14
             Retirement Plans                                     14
             General Information                                  15

             This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                           WOOD, STRUTHERS & WINTHROP
                                ESTABLISHED 1871
                                     [LOGO]
                      INVESTMENT MANAGEMENT SUBSIDIARY OF
                          DONALDSON, LUFKIN & JENRETTE
                             SECURITIES CORPORATION

                                                         13216E 10/96


[LOGO]

Winthrop
Opportunity
Funds
---------------

Prospectus
October   , 1996

WINTHROP OPPORTUNITY FUNDS
277 PARK AVENUE, NEW YORK, NEW YORK 10172
TOLL FREE (800) 225-8011

                       STATEMENT OF ADDITIONAL INFORMATION

                                                          _______________ , 1996

This Statement of Additional Information relates to the Winthrop Tax Exempt Money Fund (the "Tax Exempt Fund") and the Winthrop U.S. Government Money Fund (the "Government Fund" and together with the Tax Exempt Fund, the "Money Funds"), each of which is a series of the Winthrop Opportunity Funds, and is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated ____________, 1996, as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained by contacting the Money Funds at the address or telephone number listed above.

                                TABLE OF CONTENTS

                                                                                           PAGE
Investment Policies and Restrictions................................................       [ ]
Management..........................................................................       [ ]
Expenses of the Money Funds........................................................        [ ]
Purchases, Redemptions, Exchanges and
        Systematic Withdrawal Plan..................................................       [ ]
Net Asset Value.....................................................................       [ ]
Daily Dividends, Distributions and Taxes............................................       [ ]
Portfolio Transactions..............................................................       [ ]
Investment Performance Information..................................................       [ ]
General Information.................................................................       [ ]
Appendix A -- Securities Ratings....................................................       [ ]
Appendix B -- Description of Municipal Securities...................................       [ ]

                      INVESTMENT POLICIES AND RESTRICTIONS

               The following investment policies and restrictions supplement should be read in conjunction with the information set forth under the heading "Investment Objectives, Policies and Risk Considerations" in the Money Funds' Prospectus. Except as noted in the Prospectus, the Money Funds' investment policies are not fundamental and may be changed by the Trustees of the Money Funds without shareholder approval; however, shareholders will be notified prior to a significant change in such policies. The Money Funds' investment restrictions which are fundamental and may not be changed without shareholder approval are indicated under "Fundamental Investment Restrictions" in this Statement of Additional Information.

               It is the policy of the Tax Exempt Fund to seek maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxes by investing principally in a diversified portfolio of municipal securities; it is the policy of the Government Fund to seek maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities. It is the policy of both Money Funds to declare the net investment income associated with their investments as a daily dividend to maintain the net asset value of the Funds at $1.00. (See "Net Asset Value" and "Daily Dividends, Distributions and Taxes"). In addition, one or both of the Money Funds, as indicated in the Prospectus, may invest the securities described below.

SECURITIES

               U.S. Government Obligations. The Money Funds may purchase marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress, including variable rate obligations such as floating rate notes. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

               Repurchase Agreements. The Money Funds may enter into "repurchase agreements" with member banks of the Federal Reserve System, "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. Repurchase agreements permit the Money Funds to keep all of their assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Money Funds require continual maintenance of collateral with the Money Funds' custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, the Money Funds might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, the Money Funds might be delayed in selling the collateral. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the "Act") (as described later), a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the Money Funds is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

               Reverse Repurchase Agreements. The Money Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Money Funds would sell securities and agree to repurchase them at a mutually agreed upon date and price. At the time the Money Funds enter into a reverse repurchase agreement, they would establish and maintain with an approved custodian a segregated account containing liquid securities having a value not less than the repurchase price. Reverse repurchase agreements involve the risk that the market value of the securities subject to such agreement could decline below the repurchase price to be paid by the Money Funds for such securities. In the event the buyer of securities under a reverse repurchase agreement filed for bankruptcy or became insolvent, such buyer or receiver would receive an extension of time to determine whether to enforce the Money Funds' obligations to repurchase the securities and the Money Funds' use of the proceeds of the reverse repurchase could effectively be restricted pending such decision. Reverse repurchase agreements create leverage, a speculative factor, but are not considered senior securities by the Money Funds or the Securities and Exchange Commission to the extent liquid debt securities are segregated in an amount at least equal to the amount of the liability.

               When-Issued and Delayed-Delivery Securities. The Money Funds may, to the extent consistent with their other investment policies and restrictions, enter into forward commitments for the purchase or sale of securities, including on a "when-issued" or "delayed-delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security.

               When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally ten days to a month, or more, after the date of the commitment. While the Money Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Money Funds may sell the security before the settlement date if it is deemed advisable.

               Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Money Funds prior to the settlement date. The Money Funds will segregate with their custodian cash or liquid debt securities in an aggregate amount at least equal to the amount of their respective outstanding forward commitments.

               Standby Commitments. The Tax Exempt Fund may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which the Tax Exempt Fund pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Tax Exempt Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Tax Exempt Fund acquires standby commitments solely to facilitate liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Tax Exempt Fund's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

               The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by the Tax Exempt Fund are valued at zero in determining net asset value. Where a Tax Exempt Fund pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Tax Exempt Fund's portfolio of securities.

               Municipal Securities. The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt (subject to the alternative minimum tax - as later described) from Federal income taxes. The municipal securities in which the Tax Exempt Fund invests are limited to those obligations which at the time of purchase are:

        1.     Backed by the full faith and credit of the United States; or

        2. Municipal notes rated MIG-1 or MIG-2 and VMIG-1 or VMIG-2, by Moody's Investors Service, Inc. ("Moody's") or SP-1 or SP-2 by Standard and Poor's Corporation ("S&P"), or, if not rated, are of equivalent investment quality as determined by the Tax Exempt Fund's adviser; or

        3. Municipal bonds rated Aa or higher by Moody's, AA- or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Tax Exempt Funds' adviser; or

        4. Other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Tax Exempt Fund's adviser.

               See Appendix A for a description of municipal ratings and Appendix B for a description of municipal securities.

               Alternative Minimum Tax. The Tax Exempt Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" for corporation for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

               Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of, and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Tax Exempt Fund assets may be invested.

               While the Tax Exempt Fund may invest without limitation in securities subject to AMT, the AMT affects only a small percentage of all taxpaying investors.

               Taxable Securities for the Tax Exempt Fund. The Tax Exempt Fund is, and expects to be, largely invested in municipal securities, but may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of 397 days or less at the time of the Tax Exempt Fund's investment, and the Tax Exempt Fund's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less.

               Variable Rate Obligations. The interest rate payable on certain municipal securities in which the Tax Exempt Fund may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Tax Exempt Fund to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of the Tax Exempt Fund to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by the Tax Exempt Fund may be guaranteed by letters of credit or other credit facilities offered by banking or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Tax Exempt Fund's investment quality requirements.

               Variable rate obligations purchased by the Tax Exempt Fund may include participation interests in variable rate industrial development bonds. Purchase of a participation interest gives the Tax Exempt Fund an undivided interest in certain such bonds. The Tax Exempt Fund can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the financial institution from which it purchased the instrument and, if applicable, draw on the letter of credit for all or any part of the principal amount of the Tax Exempt Fund's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to the Tax Exempt Fund,
(ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Financial institutions retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. No single financial institution will issue its letters of credit with respect to variable rate obligations or participation interests therein covering more than 5% of the total assets of the Tax Exempt Fund. The Tax Exempt Fund will not purchase participation interests in variable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by the Tax Exempt Fund from the bonds in which it holds participation interests is exempt from Federal income taxes. The Tax Exempt Fund's adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Tax Exempt Fund on the basis of published financial information, rating agency reports and other research services to which the adviser may subscribe.

               Municipal Leases and Participations Therein. These are obligations in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Income form such obligations is exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referenda, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

               In addition to the "non-appropriation" risk, municipal leases have additional risk aspects because they represent a relatively new type of financing that has not yet developed in many cases the depth of marketability and liquidity associated with conventional bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized "bond counsel," as is customarily required in larger issues of municipal obligations. However, in all cases the Tax Exempt Fund will require that a municipal lease purchased by the Tax Exempt Fund be covered by a legal opinion (typically from the issuer's counsel) to the effect that, as of the effective date of such lease, the lease is the valid and binding obligation of the governmental issuer.

               Municipal leases and participations will be purchased pursuant to analysis and review procedures which the Tax Exempt Fund's adviser believes will minimize risks to shareholders. It is possible that more than 5% of the Fund's net assets will be invested in municipal leases which have been determined by the Tax Exempt Fund's adviser to be liquid securities. When evaluating the liquidity of a municipal lease, the investment adviser considers all relevant factors including frequency of trading, availability of quotations, the number of dealers and their willingness to make markets, the nature of trading activity and the assurance that liquidity will be maintained. With respect to unrated municipal leases, credit quality is also evaluated.

               General. Net income to shareholders is aided both by the Money Funds' ability to make investments in large denominations and by its efficiencies of scale. Also, the Money Funds may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of the Money Funds' investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940

               The Money Funds will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule.

               Currently, pursuant to Rule 2a-7, the Money Funds may invest only in "eligible securities," as that term is defined in the Rule. Generally, an eligible security is a security that

(i) is denominated in U.S. Dollars and has a remaining maturity of 397 days or less; (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("Rating Organizations") or, if only one has issued a rating, by that Rating Organization; and (iii) has been determined by the Money Funds' adviser to present minimal credit risks. A security that originally had a maturity of greater than 397 days is an eligible security if its remaining maturity at the time of purchase is 397 calendar days or less and the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Money Funds' adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some Rating Organizations appears in Appendix A attached hereto.

               Under Rule 2a-7, the Money Funds may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. In addition, the Money Funds may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of Rating Organizations (a "second tier security") if immediately after the acquisition thereof the Money Funds would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or
(B) five percent of its total assets in second tier securities.

               Securities with a settlement of more than seven days from the date of purchase, as calculated pursuant to Rule 2a-7, are considered by the Securities and Exchange Commission to be illiquid securities in an open-end investment company. The Money Funds are restricted to invest no more than 10% of their assets in illiquid securities.

OTHER GENERAL INFORMATION ABOUT THE TAX EXEMPT FUND

               Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offer, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. (An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.) The achievement of the Tax Exempt Fund's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Tax Exempt Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission, although there have been proposals which would require registration in the future. The Tax Exempt Fund may seek to improve income by selling certain securities prior to maturity in order to take advantage of yield disparities that occur in securities markets.

               Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of, and interest on, its municipal securities may be materially affected.

FUNDAMENTAL INVESTMENT RESTRICTIONS

               The following fundamental investment restrictions are applicable to each of the Money Funds and may not be changed with respect to a Money Fund without the approval of a majority of the shareholders of that Money Fund, which means the affirmative vote of the holders of (a) 67% or more of the shares of that Money Fund represented at a meeting at which more than 50% of the outstanding shares of the Money Fund are represented or (b) more than 50% of the outstanding shares of that Money Fund, whichever is less. Except as set forth in the Prospectus, all other investment policies or practices are considered by each Money Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

               Briefly, these fundamental restrictions provide that each Money Fund may not:

                      (1) Invest 25% or more of the value of its total assets in any one industry, other than the United States Government, or any of its agencies or instrumentali-ties, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;

                      (2) Issue senior securities, except as permitted under the
               Investment Company Act of 1940;

                      (3) Make loans of money or property to any person,  except through loans of portfolio securities, the purchase of fixed income securities consistent with the Money Funds' investment objective and policies or the acquisition of securities subject to repurchase agreements;

                      (4) Underwrite the securities of other issuers,  except to the extent that in connection with the disposition of portfolio securities the Money Funds may be deemed to be an underwriter;

                      (5) Purchase real estate or interests therein unless acquired as a result of ownership from investing in securities or other instruments (but this shall not prevent the Money Funds from investing in securities or other interests backed by real estate or securities of companies engaged in the real estate business);

                      (6) Purchase or sell commodities or commodities  contracts except for purposes, and only to the extent, permitted by applicable law without the Money Funds becoming subject to registration with the Commodity and Futures Trading Commission as a commodity pool;

                      (7) Make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Money Fund's total assets and the Money Fund's aggregate short sales of a particular class of securities does not exceed 25% of then outstanding securities of that class; and

                      (8) Borrow money, except that the Money Funds may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the Money Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

                                   MANAGEMENT

               The Trustees and principal officers of the Money Funds, their ages and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 277 Park Avenue, New York, New York 10172. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Funds as defined by Section 2(a)(19) of the Act.

               *G. Moffett Cochran, 46, Chairman of the Board of Trustees and President of the Money Funds is President and Chairman of the Adviser. He has been associated with affiliates of the Adviser since 1992. Prior to his association with the Money Funds and the Adviser, Mr. Cochran was a Senior Vice President with Bessemer Trust Companies.

               Robert E. Fisher, 66, Trustee of the Money Funds, has been Member at the law firm Lowenthal, Landau, Fischer & Bring, P.C., since prior to 1991.

               Martin  Jaffe,  50,  Trustee,   Vice  President,   Secretary  and
Treasurer of the Money Funds, is the Chief Operating Officer of the Adviser. He has been associated with affiliates of the Adviser since prior to 1991.

               Wilmot H. Kidd, III, 54, Trustee of the Money Funds, has been President of Central Securities Corporation, since prior to 1991.

               John W. Waller, III, 45, Trustee of the Money Funds, has been chairman of Waller Capital Corporation, an investment banking firm, since prior to 1991.

               James A. Engle, 38, Vice President of the Money Funds, has been associated with affiliates of the Adviser since prior to 1991.

               Brian A. Kammerer, 38, Assistant Treasurer of the Money Funds, has been associated with affiliates of the Adviser since prior to 1991.

The following table sets forth certain information regarding compensation of the Money Funds' Trustees and officers. No executive officer or person affiliated with the Money Funds received compensation from the Funds for the calendar year ended December 31, 1995 in excess of $60,000.

                               COMPENSATION TABLE

                                                                                           Total
                                               Pension or                                  Compensation
                                               Retirement                                  From Trust
                           Aggregate           Benefits Accrued      Estimated Annual      and Fund
                           Compensation        As Part of Trust      Benefits Upon         Complex Paid
Name and Position          From Trust1         Expenses              Retirement            to Trustees2
G. Moffett Cochran         $[    ]             None                  None                  $[    ][    ]
    Trustee
Robert E. Fisher           $[    ]             None                  None                  $[    ][    ]
    Trustee
Martin Jaffe               $[    ]             None                  None                  $[    ][    ]
    Trustee
Wilmot H. Kidd, III        $[    ]             None                  None                  $[    ][    ]
    Trustee
John W. Waller, III        $[    ]             None                  None                  $[    ][    ]
    Trustee


               The Trustees of the Money Funds who are officers or employees of the Money Funds' adviser or any of its affiliates receive no remuneration from the Money Funds. Each of the Trustees who are not affiliated with the Adviser will be paid a $[ ] fee for each board meeting attended. Messrs. Cochran and Jaffe are members of the Executive Committee. Messrs. Fisher, Kidd and Waller are members of the Audit Committee and are paid a $[ ] fee for each Audit Committee meeting attended.

--------
        1 The Money Funds anticipate paying each independent Trustee approximately $[ ] in each calendar year.

        2 Represents the total compensation paid to such persons during the calendar year ending December 31, 1995. The parenthetical number represents the number of investment companies (including the Money Funds), from which such person acts as a Trustee, that are considered part of the same fund complex as the Money Funds.

ADVISER

               DLJ Investment Management Corp. (the "Adviser"), a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an Investment Advisory Agreement as the Money Funds' investment adviser (see "Management" in the Prospectus). The Adviser was established in [ ], and has grown to serve a select group of individual and institutional investors.

               The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ Securities" or the "Distributor"), the distributor of the Funds' shares, which is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc., which is in turn an independently operated, indirect subsidiary of The Equitable Companies, Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. The Adviser along with its affiliates are an integral part of the DLJ Securities family, and as one of the oldest money management firms in the country, they maintain a tradition of personalized service and performance. The address of Donaldson, Lufkin & Jenrette, Inc. is 277 Park Avenue, New York, New York 10172. The address of ECI is 787 Seventh Avenue, New York, New York 10019.

               As of September 10, 1996, AXA owns [ ] of the outstanding shares of the common stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations are comprised of activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities in France, the United States, the United Kingdom, Canada and other countries, principally in Europe. AXA is also engaged in asset management, investment banking and brokerage, real estate and other financial services activities in the United States and Europe. Based on information provided by AXA, on September 10, 1996, 35.6% of the issued ordinary shares (representing 48.6% of the voting power) of AXA were directly or indirectly owned by Finaxa, a French holding company ("Finaxa"). Such percentage of interest includes the interest of Colisee Vendome, a wholly-owned subsidiary of Finaxa, which owned 5.3% of the issued ordinary shares (representing 4.3% of the voting power) of AXA and the interest of les Ateliers de construction du Nord de la France- ANF ("ANF"), a 95.4% owned subsidiary of Finaxa, which owned 0.3% of the issued ordinary shares (representing 0.4% of the voting power) of AXA. As of September 10, 1996, 61.3% of the issued ordinary shares (representing 73.5% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.8% of the issued ordinary shares (representing 40.6% of the voting power) and 23.7% of the issued ordinary shares (representing 15.0% of the voting power) of Finaxa were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa and its subsidiaries on September 10, 1996, the Mutuelles AXA directly and indirectly owned 41.3% of the issued ordinary shares of AXA (representing 56.3% of the voting power). Acting as a group, the Mutuelles AXA will continue to control AXA and Finaxa.

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

               The Investment Advisory Agreement dated October [ ], 1996, (the "Investment Advisory Agreement") was approved by the Board of Trustees of the Winthrop Opportunity Funds on October 22, 1996 and by the then shareholders and the Adviser, on October [ ], 1996 and became effective on the same date. The Investment Advisory Agreement continues in force for successive twelve month periods computed from the first day of each fiscal year of each Money Fund provided that such continuation is specifically approved at least annually by a majority vote of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. Under the Investment Advisory Agreement, the Adviser is paid a management fee equal to .40 of 1% of the average daily net assets of the Money Funds which are reduced to .35% of the average daily net assets in excess of $1 billion. As of the date of this Statement of Additional Information, the Money Funds have not commenced operations and, accordingly, have not paid the Adviser a fee.

               Pursuant to the terms of the Investment Advisory Agreement, the Adviser may retain, at its own expense, a subadviser to assist in the performance of its services to the Money Funds.

                              EXPENSES OF THE FUNDS

GENERAL

               In addition to the payments to the Adviser under the Investment Advisory Agreement, each Money Fund pays the other expenses incurred in its organization and operations, including the costs of printing prospectuses and other reports to existing shareholders; all expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of existence; and interest charges, taxes, brokerage fees and commissions.

               As to the obtaining of clerical and accounting services not required to be provided to the Money Funds by the Adviser under the Investment Advisory Agreement, the Money Funds may employ their own personnel. For such services, they also may utilize personnel employed by the Adviser or their affiliates. In such event, the services shall be provided to the Money Funds at cost and the payments therefor must be specifically approved in advance by the Money Funds' Trustees, including a majority of its disinterested Trustees.

DISTRIBUTION AGREEMENT

               Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Money Funds have adopted a Distribution Agreement (the "Distribution Agreement") and a Rule 12b-1 Plan for the Regular shares of each Money Fund (the "12b-1

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

Plans") to permit such Money Fund directly or indirectly to pay expenses associated with the distribution of shares.

               Pursuant to the Distribution Agreement and the 12b-1 Plans, the Treasurer of the Money Funds reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Trustees of the Money Funds on a quarterly basis. Also, the 12b-1 Plans provide that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office. The Distribution Agreement and 12b-1 Plans may be continued annually if approved by a majority vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Money Funds nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plans or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was initially approved by each Money Fund's Trustees on October 22, 1996 and by the then shareholders on October [ ], 1996. All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Money Funds nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Money Fund's 12b-1 Plan may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of a Money Fund or by the Adviser. Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of a Money Fund on not more than 60 days notice to any other party to the agreement, and any agreement, but not the 12b-1 Plans, will terminate automatically in the event of assignment.

               An ongoing maintenance fee may be paid to broker-dealers on sales of Regular Shares. Pursuant to the Money Funds' Rule 12b-1 Plans, if such fee is paid, the Distributor is then reimbursed for such payments with amounts paid from the assets of such Money Fund. The payments to the broker-dealer, although a Money Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their Regular Shares through a broker-dealer rather than from the Money Funds. Broker-dealers who sell Regular Shares of the Money Funds may provide services to their customers that are not available to investors who purchase their Regular Shares directly from the Money Funds. Investors who purchase their Regular Shares directly from a Money Fund will pay a pro rata share of such Money Fund's expenses of encouraging broker-dealers to provide such services but not receive any of the direct benefits of such services. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Money Funds.

               Pursuant to the provisions of the 12b-1 Plans and the Distribution Agreement, the maximum amount payable by the Money Funds under the Rule 12b-1 Plan for distributing Regular shares is .40 of 1% of the average daily net assets of Regular shares during the year. Currently, each Money Fund pays a distribution services fee each month to the Distributor, with

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

respect to the Regular shares of each Money Fund, at an annual rate of up to .25 of 1% of the aggregate average daily net assets attributable to Regular shares of each Money Fund.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

               The following information supplements that set forth in the Money Funds' Prospectus under the heading "Purchases, Redemptions and Shareholder Services".

PURCHASES

               Shares of the Money Funds are offered at the respective net asset value per share next determined following receipt of a purchase order in proper form by the Money Funds, the Money Funds' transfer agent, FPS Services, Inc. (the "Transfer Agent"), or by the Distributor. The Money Funds calculate net asset value per share [as of the close of the regular session of the New York Stock Exchange, which is generally 4:00 p.m. New York City time on each day that trading is conducted on the New York Stock Exchange (the "NYSE")] (see "Net Asset Value").

               Orders for the purchase of shares of a Money Fund become effective at the next transaction time after Federal funds or bank wire monies become available to the Transfer Agent for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds. Investors should note that their banks may impose a charge for this service. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

               All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value. As a convenience to the investor and to avoid unnecessary expense to the Money Funds, share certificates representing shares of the Money Fund purchased are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Money Funds retain the right to waive such fee in their sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Money Funds).

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

REDEMPTIONS

               Shares of the Money Funds may be redeemed at a redemption price equal to the net asset value per share, as next completed as of the regular trading session of the NYSE following the receipt in proper form by the Money Fund of the shares tendered for redemption.

               Payment of the redemption price may be made either in cash or in portfolio securities (selected in the discretion of the Trustees and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that an appropriate situation exists which would make such a practice detrimental to the best interest of the Money Funds. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.

               To redeem shares, the registered owner or owners should forward a letter to the Money Funds containing a request for redemption of such shares at the next determined net asset value per share. Alternatively, the shareholder may elect the right to redeem shares by telephone as described in the Prospectus. If the shares are represented by share certificates, investors should forward the appropriate share certificates, endorsed in blank or with blank stock powers attached, to the Money Funds with the request that the shares represented thereby or a portion thereof be redeemed at the next determined net asset value per share. The share assignment form on the reverse side of each share certificate surrendered to the Money Funds for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, in the alternative, a stock power signed in the same manner may be attached to the share certificate or certificates, or, where tender is made by mail, separately mailed to the Money Funds. The signature or signatures on the assignment form must be guaranteed in the manner described below.

               If the total value of the shares being redeemed exceeds $50,000 or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

               The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.

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

EXCHANGES

               Regular shares of each Money Fund can be exchanged for (i) Regular shares of the other Money Fund, (ii) shares of either class of Winthrop Developing Markets Fund or the Winthrop International Market Fund, both series of the Winthrop Opportunity Funds (collectively the "Equity Funds"), or (iii) shares of either class of the Winthrop Growth Fund, Winthrop Fixed Income Fund, Winthrop Aggressive Growth Fund, Winthrop Growth and Income Fund and Winthrop Municipal Trust Fund (collectively, the "Focus Funds"). In addition, Institutional shares of a Money Fund can be exchanged for Institutional shares of the other Money Fund. Shareholders may exchange shares by mail. Shareholders or the shareholders' investment dealer of record may exchange shares by telephone.

               In the case of the Equity Funds or the Focus Funds, the exchange privilege is available only in those jurisdictions where shares of such fund may be legally sold. In addition, the exchange privilege is available only when payment for the shares to be redeemed has been made and the shares exchanged are held by the Transfer Agent.

               Only those shareholders who have had Regular shares in a Money Fund for at least seven days may exchange all or part of those shares for shares of the Equity Funds or the Focus Funds, and no partial exchange may be made if, as a result, the Regular shareholders' interest in a Money Fund would be reduced to less than $250. The minimum initial exchange into the Equity Funds or Focus Funds is $250.

               All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the relevant fund or class whose shares are being acquired. If for these or other reasons the exchange cannot be effected, the shareholder will be so notified.

               A shareholder  of a Fund who has  exchanged  shares for shares of the Equity Funds or Focus Funds will have all of the rights and privileges of a shareholder of the relevant Equity Fund or Focus Fund except, in the case of the Focus Funds, the systematic withdrawal privilege (as described in the Prospectus).

               The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short term swings in the stock market by engaging in frequent transactions in and out of the Winthrop Opportunity Funds and the Winthrop Focus Funds. Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.

               Exchanges of shares are subject to the other requirements of the fund into which exchanges are made. Annual fund operating expenses and distribution fees for such fund may

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

be higher and a sales charge differential may apply. See "Additional Shareholder Services Exchange Privilege" in the Prospectus for a description of these expense differences.

                                 NET ASSET VALUE

               Shares of the Money Funds will be priced at the net asset value per share as computed each Money Fund Business Day in accordance with the Agreement and Declaration of Trust and By-Laws. For this purpose, a Money Fund Business Day is any day on which the NYSE is open for business, typically, Monday through Friday exclusive of New Year's Day, Washington's Birthday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

               The net asset value of the shares of each Money Fund is determined [as of the close of the regular session on the NYSE, which is generally at 4:00 p.m., New York City time, on each day that trading is conducted on the NYSE.] The net asset value per share is calculated by taking the sum of the value of each Money Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily. For purposes of this computation, the securities in each Money Fund's portfolio are valued at their amortized cost, which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Money Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

               The valuation at amortized cost is in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, the Money Funds maintain a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. The Money Funds also purchase instruments which, at the time of investment, have remaining maturities of no more than one year which maturities may extend to 397 days. The Money Funds maintain procedures designed to stabilize, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Funds' portfolio holdings by the Adviser at such intervals as the Adviser deems appropriate to determine whether and to what extent the net asset value of the Money Funds calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation exceeds 1/2 of 1%, the Adviser will promptly consider what action, if any, should be initiated. In the event the Adviser determines that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, (2) withholding dividends of net income on shares, or (3) establishing a net asset value per share

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

using available market quotations or equivalents. There can be no assurance, however, that the Money Funds' net asset value per share will remain constant at $1.00.

                    DAILY DIVIDENDS, DISTRIBUTIONS AND TAXES

               Daily Dividend. The net income of the Money Funds is determined as of the close of business of a Money Fund Business Day. Net income consists of all accrued interest income on the Money Funds' portfolio assets less the Money Funds' actual and accrued expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

               Because the net investment income of each Money Fund is declared as a dividend each time the net investment income of the Fund is determined and is expressed by an increase in the number of shares held at a $1.00 price, the net asset value per share of each Money Fund (i.e., the value of the net assets of the Fund divided by the number of shares of the Money Fund outstanding) is expected to remain at $1.00 per share immediately after each such determination and dividend declaration, unless (i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in the Money Fund's portfolio, or (ii) net income is a negative amount. Normally, each Money Fund will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of a Money Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps are taken: the Adviser has the authority (i) to reduce the number of shares in each shareholder's account, (ii) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (iii) to combine these methods in order to seek to maintain the net asset value per share at $1.00. Each Money Fund may endeavor to restore the net asset value per share to $1.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

               Should the Money Funds incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Money Funds' income for a particular period, the Adviser would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense, loss or depreciation on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

               The Money Funds do not anticipate realizing any long-term capital gains. Distributions of realized capital gains, if any, would be paid in November or December. The

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

Money Funds expect to follow the practice of distributing any net realized capital gains to shareholders at least annually. However, if any realized capital gains are retained by the Money Funds for reinvestment and federal income taxes are paid thereon by the Money Funds, the Money Funds will elect to treat such capital gains as having been distributed to shareholders; as a result, shareholders would be able to claim their share of the taxes paid by the Money Funds on such gains as a credit against their individual federal income tax liability.

               There is no fixed dividend rate and there can be no assurance that a Money Funds will pay any dividends or realize any gains. The amount of any dividend or distribution paid by each Money Fund depends upon the realization by the Money Fund of income and capital gains from that Money Fund's investments. All dividends and distributions will be made to shareholders of a Money Fund solely from assets of that Money Fund.

               Taxation of Distributions. [UPDATE] For shareholders' Federal income tax purposes, all distributions by the Money Funds out of interest income and net realized short-term capital gains are treated as ordinary income and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Money Funds. Since the Money Funds derive nearly all of their gross income in the form of interest income, and not dividends from domestic corporations, it is expected that for corporate shareholders, none of the Money Funds' distributions will be eligible for the dividends-received deduction under current law.

               For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by the Tax Exempt Fund generally are not subject to Federal income tax. However, distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the AMT. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

               Shareholders of the Money Funds may be subject to state and local taxes on distributions received from the Money Funds and on redemptions of the Money Funds' shares. Under the laws of certain states, distributions of investment company taxable income are taxable to shareholders as dividends, even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if received directly by such shareholders, would be exempt from state income tax.

               Shareholders will be advised annually as to the federal (and state, for the Tax Exempt Fund) tax status of dividends and capital gains distributions, if any, made by each Money Fund for the preceding year.

               Tax Qualification of the Money Funds. [UPDATE] Each Money Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, so that it will not be liable for federal income taxes to the extent that its net taxable income and net capital gains are distributed. Accordingly, each Money

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

Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or other foreign currencies, or other income (including but not limited to gains from futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, futures or forward contracts held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, [(i) at least 50% of the market value of the Money Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S.
Government securities)]. In addition, each Money Fund will be subject to a nondeductible 4% excise tax on the excess, if any, of certain required distribution amounts over the amounts actually distributed by that Money Fund. To the extent possible, each Money Fund intends to make such distributions as may be necessary to avoid this excise tax.

               Subchapter M of the Code also permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is exempt under
Section 103(a) of the Code. The Tax Exempt Fund intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of their shareholders. Distributions to shareholders of tax-exempt interest earned by the Tax Exempt Fund for the taxable year are therefore not subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described above. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

               The Revenue Reconciliation Act of 1993 requires that any market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount. This rule is effective only for bonds purchased after April 30, 1993.

               Since the Money Funds are not treated as a single entity for federal income tax purposes, the performance of one Money Fund will have no effect on the income tax liability of shareholders of another Money Fund.

               Dividend or capital gains distributions with respect to shares of any Money Fund held by a tax-deferred or qualified retirement plan, such as an IRA, Keogh Plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

               Taxation of Investor's Indebtedness. [UPDATE] Interest on indebtedness incurred by shareholders to purchase or carry shares of the Money Funds is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Code) should consult their tax advisers before purchasing shares of the Tax Exempt Fund. The Tax Exempt Fund has not undertaken any investigation as to the users of the facilities financed by bonds in its portfolio.

               Tax Withholding. Each Money Fund is required to withhold and remit to the U.S. Treasury 31% of the dividends or the proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish the Money Funds with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to certify to the Money Funds that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

               Tax Legislation. Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future. The Tax Exempt Fund will monitor developments in this area and consider whether changes in its objectives or policies are desirable.

               General. The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Money Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by the shareholder, where such amounts are treated as income from U.S. sources under the Code.

               Shareholders   should   consult  their  tax  advisers  about  the
application of the provisions of tax law described in this combined Statement of Additional Information in light of their particular tax situations.

               The foregoing discussion is a general summary of certain current federal income tax laws regarding the Money Funds. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Money Funds, or to all categories of investors, some of whom may be subject to special rules. Each prospective shareholder should consult with his or her own professional tax adviser regarding federal, state and local tax consequences of ownership of shares of the Money Funds.

                             PORTFOLIO TRANSACTIONS

               Subject to the general supervision of the Board of Trustees of the Money Funds, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Money Funds. Portfolio transactions for the Money Funds are normally effected by brokers.

               The Money Funds have no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In general, the securities the Money Funds will purchase securities are in over-the-counter markets in which purchases and sales are affected directly with a dealer acting as principal. The dealers impose a mark-up on their cost which is usually not disclosed to the Money Funds. Therefore, the Money Funds will generally make purchases based exclusively on best price, although execution may be a factor in certain circumstances. In placing orders, it is the policy of the Money Funds to obtain the best price and execution for its transactions.

                       INVESTMENT PERFORMANCE INFORMATION

               The Money Funds may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning each Money Fund. These sources include Lipper Analytical Services, Weisenberger Investment Company Service, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.

               These performance figures may be calculated in the following manner:

YIELD

               Yield is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change; exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. No yield is currently available because the Money Funds have not commenced operations.

EFFECTIVE YIELD

               Effective yield is the net annualized yield for a specified 7 calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the effective yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective yield = [(Base Period Return + 1)^(365/7)] - 1.

               No effective yield is currently available because the Money Funds have not commenced operations.

TAX-EQUIVALENT YIELD

               Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 7-day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of each Money Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Money Fund that is not tax-exempt.

               The following chart will illustrate the effects of tax-exempt income versus taxable income.

                      Tax-Exempt Income vs. Taxable Income

         Federal income tax rates in effect for the 1996 calendar year.


                                                                To Equal Hypothetical Tax-Free Yields of 5%,
                                                Federal         7% and 9%, a Taxable Investment Would Have
                                               Tax Rates                       To Earn3
              1996 Taxable                    Individual
            Income Brackets                     Return              5%             7%           9%
            ---------------                     ------              --             --           --
$0 - $24,000                                         15.0%           5.88           8.24       10.59
$24,001 - $58,150                                    28.0%           6.94           9.72       12.50
$58,151 - $121,300                                   31.0%           7.25          10.14       13.04
$121,301 - $263,750                                  36.0%           7.81          10.95       14.06
over $263,750                                        39.6%           8.28          11.59       14.90


                                                 Joint
                                                Return

$0 - $40,000                                         15.0%           5.88           8.24       10.59
$40,001 - $96,900                                    28.0%           6.94           9.72       12.50
$96,901 - $147,700                                   31.0%           7.25          10.14       13.04
$147,701 - $263,750                                  36.0%           7.81          10.95       14.06
Over $263,750                                        39.6%           8.28          11.59       14.90



               Based on 1996 federal tax rates, a married couple filing a joint return with two exemptions and taxable income of $40,000 would have to earn a tax-equivalent yield of 6.94% in order to match a tax-free yield of 5%.

               There is no guarantee that a fund will achieve a specific yield. While most of the income distributed to the shareholders of each Money Fund will be exempt from federal income taxes. Distributions may also be subject to state and local taxes.

               Quotations of total return will reflect only the performance of an investment in any Money Fund during the particular time period shown. Each Money Fund's total return and

--------

        3 These illustrations assume the Federal alternative minimum tax is not applicable, that an individual is not a "head of household" and claims one exemption and that taxpayers filing a joint return claim two exemptions. Note also that these federal income tax brackets and rates do not take into account the effects of (i) a reduction in the deductibility of itemized deductions for taxpayers whose federal adjusted gross income exceeds $117,950 ($58,975 in the case of a married individual filing a separate return), or of (ii) the gradual phaseout of the personal exemption amount for taxpayers whose federal adjusted gross income exceeds $88,495 (for single individuals) or $[ ] (for married individuals filing jointly). The effective federal tax rates and equivalent yields for such taxpayers would be higher than those shown above.

current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing each Money Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to change in the value of each Money Fund's shares and the risks associated with each Money Fund's investment objectives, policies and risk considerations.

               In connection with  communicating  its yield,  effective yield or tax-equivalent yield to current or prospective shareholders, each Money Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

               Any quotations of a fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost.

                               GENERAL INFORMATION

ORGANIZATION AND CAPITALIZATION

               Winthrop Opportunity Funds was formed on May 31, 1995 as a "business trust" under the laws of the state of Delaware.

               The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Opportunity Funds is liable to the Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of the appropriate Opportunity Fund for satisfaction of claims arising in connection with the affairs of an Opportunity Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Opportunity Funds against all liability in connection with the affairs of the Opportunity Funds.

               All shares of the Opportunity Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Opportunity Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the Act and the laws of the State of Delaware.

COUNSEL AND AUDITORS

               Skadden, Arps, Slate, Meagher & Flom, 919 Third Avenue, New York, New York 10022, serves as legal counsel for the Money Funds.

               Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, have been appointed as independent auditors for the Money Funds.

ADDITIONAL INFORMATION

               This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Funds with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

                                     PART C
                                Other Information

Item 24        FINANCIAL STATEMENTS AND EXHIBITS

        (a)    Financial Statements

               Included  in  the   Prospectus   constituting   Part  A  of  this
Registration Statement.

                      Table of Fees and Expenses

               Included in the Statement of Additional Information constituting Part B of this Registration Statement:

                      Report of Independent Accountants*
                      Statement of Assets and Liabilities*

        (b)    Exhibits

               (1)    Form of Agreement and Declaration of Trust+
               (2)    Form of Bylaws+
               (3)    Not Applicable
               (4)    (a)    Form  of   Stock   Certificate   of  the   Winthrop
                             Developing Markets Fund+
                      (b)    Form  of   Stock   Certificate   of  the   Winthrop
                             International Equity Fund+
                      (c)    Form  of  Stock  Certificate  of the  Winthrop  Tax
                             Exempt Money Fund*
                      (d)    Form of  Stock  Certificate  of the  Winthrop  U.S.
                             Government Money Fund*
               (5)    (a)    Form  of  Investment  Advisory  Agreement  for  the
                             Winthrop  Developing  Markets Fund and the Winthrop
                             International Equity Fund+
                      (b)    Form  of  Investment  Advisory  Agreement  for  the
                             Winthrop  Tax Exempt  Money  Fund and the  Winthrop
                             U.S. Government Money Fund*
               (6)    (a)    Form of  Distribution  Agreement  for the  Winthrop
                             Developing    Markets   Fund   and   the   Winthrop
                             International Equity Fund+
                      (b)    Form of Distribution Agreement for the Winthrop Tax
                             Exempt Money Fund and the Winthrop U.S.  Government
                             Money Fund*
               (7)    Not Applicable
                      (a)    Form  of  Custodial   Services  Agreement  for  the
                             Winthrop  Developing  Markets Fund and the Winthrop
                             International Equity Fund+
                      (b)    Form  of  Custodial   Services  Agreement  for  the
                             Winthrop  Tax Exempt  Money  Fund and the  Winthrop
                             U.S. Government Money Fund*

--------
    *  To be filed by Amendment to this Registration Statement.

    +  Previously filed.

               (8)    (a)    Form of Custody Administration and Agency Agreement
                             for the  Winthrop  Developing  Markets Fund and the
                             Winthrop International Equity Fund+
                      (b)    Form of Custody Administration and Agency Agreement
                             for the  Winthrop  Tax  Exempt  Money  Fund and the
                             Winthrop U.S. Government Money Fund
                      (c)    Form of Transfer Agent  Services  Agreement for the
                             Winthrop Developing  Markets Fund  and the Winthrop
                             International Equity Fund+
                      (d)    Form of Transfer Agent  Services  Agreement for the
                             Winthrop  Tax Exempt  Money  Fund and the  Winthrop
                             U.S. Government Money Fund*
                      (e)    Form  of  Accounting  Services  Agreement  for  the
                             Winthrop  Developing  Markets Fund and the Winthrop
                             International Equity Fund+
                      (f)    Form  of  Accounting  Services  Agreement  for  the
                             Winthrop  Tax  Exempt  Money Fund and the  Winthrop
                             U.S. Government Money Fund*
               (9)    Legal Opinion+
               (10)   Consent of Independent Auditors*
               (11)   Not Applicable
               (12)   (a)    Form  of   Subscription   Agreement   with  initial
                             shareholders  for the Winthrop  Developing  Markets
                             Fund and the Winthrop International Equity Fund+
                      (b)    Form of  Subscription  Agreement  with the  initial
                             shareholders for the Winthrop Tax Exempt Money Fund
                             and the Winthrop U.S. Government Money Fund*
               (13)   Form of Prototype Retirement Plans+
               (14)   (a)    Rule  12b-1  Plans  for  the  Winthrop   Developing
                             Markets Fund and the Winthrop  International Equity
                             Fund+
                      (b)    Rule 12b-1 Plans for the  Winthrop Tax Exempt Money
                             Fund and the Winthrop U.S. Government Money Fund*
               (15)   Not Applicable
               (16)   Powers of Attorney+
               (17)   Rule 18F-3 Plan+

Item 25        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
               REGISTRANT

               Not Applicable

Item 26        NUMBER OF HOLDERS OF SECURITIES

               Not Applicable

--------
    *  To be filed by Amendment to this Registration Statement.

    +  Previously filed.

Item 27        INDEMNIFICATION

               Registrant's Agreement and Declaration of Trust provides that the Trust (for the appropriate Money or Equity Fund) shall indemnify each person who is or has been a trustee or officer of the Trust (including persons who serve, or have served, at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants and counsel fees, incurred in connection with the defense or disposition of any action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a person, except with respect to any matter as to which it has been determined that such person
(i) did not act in good faith in the reasonable belief that such person's action was in the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               The Investment Advisory Agreements between Registrant and DLJ Investment Management Corp. and Wood, Struthers & Winthrop Management Corp. (the "Advisers") provides that Advisers will not be liable thereunder for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Advisers against any liability to Registrant or its security holders to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

               The Distribution Agreement between the Registrant and Donaldson, Lufkin & Jenrette Securities Corporation provides that Registrant will indemnify, defend and hold Donaldson, Lufkin & Jenrette Securities Corporation, and any other person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Donaldson, Lufkin & Jenrette Securities Corporation or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

               The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Investment Advisory Agreements between Registrant and the Advisers and the Distribution Agreement between Registration and Donaldson, Lufkin & Jenrette Securities Corporation. The Registrant's Investment Advisory Agreements are attached hereto as exhibit 6 or have been previously filed, and the Agreement and Declaration of Trust and the Distribution Agreement have been previously filed in response to Item 24.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               The Equitable Life Assurance Society of the United States (the parent of Advisers' parent) carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by the Advisers. Under this policy, outside trustees would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board.

Item 28        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

               The description of the Advisers under the caption "Management" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement as well as the Advisers' respective current Forms ADV are incorporated by reference herein.

Item 29        PRINCIPAL UNDERWRITERS

        (a)    Donaldson,   Lufkin  &  Jenrette  Securities   Corporation,   the
               Registrant's Distributor (Underwriter) also acts as Distributor for the following investment companies:

               Winthrop Focus Funds: Winthrop Aggressive Growth Fund, Winthrop Fixed Income Fund, Winthrop Growth and Income Fund, Winthrop Municipal Trust Fund and Winthrop Growth Fund.

        (b) For information required with respect to the directors and officers of the Funds' Distributor, reference is made to the Form BD filed by the Distributor under the Securities Exchange Act of 1934.

        (c)    Not Applicable

Item 30        LOCATION OF ACCOUNTS AND RECORDS

               The majority of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Winthrop Opportunity Funds at 277 Park Avenue, New York, New York 10172 (see "Management" in the Prospectus). Additional records are maintained at the offices of Citibank, N.A., the Registrant's Custodian, [111 Wall Street, New York, New York 10043.]

Item 31        MANAGEMENT SERVICES

               Not applicable

Item 32        UNDERTAKINGS

        (a) Registrant will file a post-effective amendment containing unaudited financial statements for the Winthrop Tax Exempt Money Fund and the Winthrop U.S. Government Money Fund within four to six months after effectiveness of Registrant's Registration Statement.

        (b)    Not Applicable.

        (c) Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's later Annual Report to Shareholders upon request and without charge.

                                      SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 11th day of October, 1996.

                                                Winthrop Opportunity Funds

                                                By:  /s/ G. Moffett Cochran
                                                   -----------------------------
                                                Name:    G. Moffett Cochran
                                                Title:   President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date included:

        Signature                            Title                               Date

/s/ G. Moffett Cochran
______________________             Trustee and President                October 11, 1996
G. Moffett Cochran


/s/ Martin Jaffe
______________________             Trustee and Vice President,          October 11, 1996
Martin Jaffe                       Secretary and Treasurer


/s/ Robert E. Fisher
______________________             Trustee                              October 11, 1996
Robert E. Fisher


/s/ Wilmot H. Kidd III
______________________             Trustee                              October 11, 1996
Wilmot H. Kidd III


/s/ John W. Waller III
______________________             Trustee                              October 11, 1996
John W. Waller III


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                        Schedule of Exhibits to Form N-1A

               Exhibits

               (1)    Form of Agreement and Declaration of Trust*
               (2)    Form of Bylaws+
               (3)    Not Applicable
               (4)    (a)    Form  of   Stock   Certificate   of  the   Winthrop
                             Developing Markets Fund+
                      (b)    Form  of   Stock   Certificate   of  the   Winthrop
                             International Equity Fund+
                      (c)    Form  of  Stock  Certificate  of the  Winthrop  Tax
                             Exempt Money Fund*
                      (d)    Form of  Stock  Certificate  of the  Winthrop  U.S.
                             Government Money Fund*
               (5)    (a)    Form  of  Investment  Advisory  Agreement  for  the
                             Winthrop  Developing  Markets Fund and the Winthrop
                             International Equity Fund+
                      (b)    Form  of  Investment  Advisory  Agreement  for  the
                             Winthrop  Tax Exempt  Money  Fund and the  Winthrop
                             U.S. Government Money Fund*
               (6)    (a)    Form of  Distribution  Agreement  for the  Winthrop
                             Developing    Markets   Fund   and   the   Winthrop
                             International Equity Fund+
                      (b)    Form of Distribution Agreement for the Winthrop Tax
                             Exempt Money Fund and the Winthrop U.S.  Government
                             Money Fund*
               (7)    Not Applicable
                      (a)    Form  of  Custodial   Services  Agreement  for  the
                             Winthrop  Developing  Markets Fund and the Winthrop
                             International Equity Fund+
                      (b)    Form  of  Custodial   Services  Agreement  for  the
                             Winthrop  Tax Exempt  Money  Fund and the  Winthrop
                             U.S. Government Money Fund*
               (8)    (a)    Form of Custody Administration and Agency Agreement
                             for the Winthrop Developing Markets Fund and the Winthrop International Equity Fund+
                      (b)    Form of Custody Administration and Agency Agreement
                             for the  Winthrop  Tax  Exempt  Money  Fund and the
                             Winthrop U.S. Government Money Fund*
                      (c)    Form of Transfer Agent  Services  Agreement for the
                             Winthrop Developing Markets  Fund  and the Winthrop
                             International Equity Fund+
                      (d)    Form of Transfer Agent  Services  Agreement for the
                             Winthrop  Tax Exempt  Money  Fund and the  Winthrop
                             U.S. Government Money Fund*
                      (e)    Form  of  Accounting  Services  Agreement  for  the
                             Winthrop  Developing  Markets Fund and the Winthrop
                             International Equity Fund+
                      (f)    Form  of  Accounting  Services  Agreement  for  the
                             Winthrop  Tax  Exempt  Money Fund and the  Winthrop
                             U.S. Government Money Fund*
               (9)    Legal Opinion+
               (10)   Consent of Independent Auditors*

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    *  To be filed by Amendment to this Registration Statement.

    +  Previously filed.

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               (11)   Not Applicable
               (12)   (a)    Form  of   Subscription   Agreement   with  initial
                             shareholders  for the Winthrop  Developing  Markets
                             Fund and the Winthrop International Equity Fund+
                      (b)    Form of  Subscription  Agreement  with the  initial
                             shareholders for the Winthrop Tax Exempt Money Fund
                             and the Winthrop U.S. Government Money Fund*
               (13)   Form of Prototype Retirement Plans+
               (14)   (a)    Rule  12b-1  Plans  for  the  Winthrop   Developing
                             Markets Fund and the Winthrop  International Equity
                             Fund+
                      (b)    Rule 12b-1 Plans for the  Winthrop Tax Exempt Money
                             Fund and the Winthrop U.S. Government Money Fund*
               (15)   Not Applicable
               (16)   Powers of Attorney+
               (17)   Rule 18F-3 Plan+

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   *  To be filed by Amendment to this Registration Statement.

   +  Previously filed.

                  STATEMENT OF DIFFERENCES
                  ------------------------

           The dagger symbol shall be expressed as `D'.


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